Average Annual Total Returns (Vanguard Russell 3000 Index Fund Institutional)	Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 3000 Index Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.44%	32.87%	19.31%	33.55%
Since Inception	17.87%	17.49%	14.16%	17.95%